UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

Emile Moulineax

         Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period: 3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 86.0%
	CHEMICALS - 4.1%
4,000	El du Pont de Nemours & Co.	$ 196,640
4,375	Potash Corp. of Saskatchewan, Inc.	171,719
		368,359
	COMPUTERS - 6.7%
590	Apple, Inc.	261,152
14,000	EMC Corp. *	334,460
		595,612
	COSMETICS/PERSONAL CARE - 2.3%
10,000	Avon Products, Inc.	207,300

	ENTERTAINMENT - 3.7%
19,600	Regal Entertainment Group	326,732

	MACHINERY-CONSTRUCTION - 3.9%
4,000	Caterpillar, Inc.	347,880

	MEDIA - 3.2%
19,000	Cablevision Systems Corp.	284,240

	MINING - 3.0%
8,000	Freeport-McMoRan Copper & Gold, Inc.	264,800

	MISCELLANEOUS MANUFACTURING - 2.6%
10,000	General Electric Co.	231,200

	OIL & GAS - 3.6%
4,000	Canadian Natural Resources, Ltd.	128,520
10,000	Encana Corp.	194,600
		323,120
	OIL & GAS SERVICES - 4.8%
3,425	National Oilwell Varco, Inc.	242,319
2,500	Schlumberger, Ltd.	187,225
		429,544
	PHARMACEUTICALS - 16.4%
5,000	Express Scripts Holding Corp. *	288,250
6,000	Merck & Co., Inc.	265,380
4,000	Novartis AG	284,960
11,000	Pfizer, Inc.	317,460
6,000	Sanofi	306,480
		1,462,530
	PIPELINES - 10.0%
5,000	Energy Transfer Partners LP	253,450
3,800	Enterprise Products Partners LP	229,102
2,200	Kinder Morgan Energy Partners LP	197,494
4,000	NuStar Energy LP	213,360
		893,406
	PRIVATE EQUITY - 4.3%
19,500	Blackstone Group LP	385,710

	SEMICONDUCTORS - 6.2%
7,400	BroadCom Corp.	256,558
4,500	QUALCOMM, Inc.	301,275
		557,833
	SOFTWARE - 3.6%
10,000	Oracle Corp.	323,400

	TELECOMMUNICATIONS - 7.6%
6,000	AT&T, Inc.	220,140
4,500	BCE, Inc.	210,105
5,000	Verizon Communications, Inc.	245,750
		675,995

	TOTAL COMMON STOCKS (Cost $6,911,162)	7,677,661

	CONVERTIBLE PREFERRED STOCKS - 10.5%
	AEROSPACE/DEFENSE - 1.7%
2,500	United Technologies Corp., 7.50%, 8/1/2015 *	149,625

	AUTO MANUFACTURERS - 3.2%
6,700	General Motors Co., 4.75%, 12/1/2013 *	287,698

	ELECTRIC - 3.6%
5,861	NextEra Energy, Inc., 5.889%, 9/1/2015 *	319,717

	MINING - 2.0%
4,000	Apache Corp., 6.00%, 8/1/2013 *	178,160

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $912,423)	935,200

Principal ($)
	BONDS & NOTES - 1.8%
	ELECTRIC - 1.8%
225,000	Ameren Energy Generating Co., 6.30% due 4/1/2020 * (Cost $211,872)	165,375

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
429,212	Dreyfus Treasury Prime Cash Management, 0.00%** (Cost $429,212)	429,212

	TOTAL INVESTMENTS - 103.1 (Cost $8,464,669) (a)	$ 9,207,448
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(274,128)
	TOTAL NET ASSETS - 100.0%	$ 8,933,320

* Non-Income producing security.
** Money market Fund; interest rate reflects seven-day effective yield on March 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,393,745 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 989,284
	Unrealized depreciation:	(175,581)
	Net unrealized appreciation:	$ 813,703

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,677,661	$ -	$ -	$ 7,677,661
Convertible Preferred Stock	935,200	-	-	935,200
Bonds & Notes	-	165,375	-	165,375
Short-Term Investments	429,212	-	-	429,212
Total	$ 9,042,073	$ 165,375	$ -	$ 9,207,448

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/30/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/30/13